Remuneration and other benefits paid to Banco Santander’s directors and senior managers - Schedule of funds and pension plans of senior management (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Senior management
Disclosure of transactions between related parties [line items]
Pension funds: Endowments and/or contributions	€ 2,387	€ 2,708
Pension funds: Accumulated rights	55,264	53,863
Retired senior management
Disclosure of transactions between related parties [line items]
Pension funds: Accumulated rights	€ 77,811	€ 73,141